UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F


FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: _______December 2006______

Check here if Amendment 		[X]; Amendment Number: ______
This Amendment (Check only one.): 	[  ] is a restatement.
[X] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	 ____Mohican Financial Management, LLC_______
Address: _____21 Railroad Ave, Suite 35________________
 _____Cooperstown, NY 13326_________________
 __________________________________________


Form 13F File Number: 28-12023_____


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	 ___Eric Hage_______________________________
Title:	 ___Chief Investment Officer___________________
Phone:	 ___607.547.1357_____________________________


Signature, Place, and Date of Signing:


____Eric Hage__ ____Cooperstown, NY__ ____January 26, 2007___


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	 _______NONE________
Form 13F Information Table Entry Total:	 ________48__________
Form 13F Information Table Value Total:  ______97,323_________
                                             (thousands)








Name Of Issuer Title of Class
Cusip
Number
Value
(x1000)
Shr/Prn
Amount
SH
PRN
PUT
CALL
Investment
Discretion
Other
Managers Sole Shared Other
AAR CORP -W/RTS TO PUR C/STK
CONVERTIBLE CORPORAT
000361AF2 6,347 4,030,000
PRN Sole 4,030,000

ALEXANDRIA REAL ESTATE
CONVERTIBLE CORPORAT
015271AA7 1,018 1,000,000
PRN Sole 1,000,000

BIOMARIN PHARMACEUTICAL INC
CONVERTIBLE CORPORAT
09061GAB7 2,908 2,250,000
PRN Sole 2,250,000

C&D TECHNOLOGIES INC
CONVERTIBLE CORPORAT
124661AA7 938 1,000,000
PRN Sole 1,000,000

CALGON CARBON CORP
CONVERTIBLE CORPORAT
129603AB2 1,500 1,500,000
PRN Sole 1,500,000

CBRL GROUP INC
CONVERTIBLE CORPORAT
12489VAB2 1,549 3,000,000
PRN Sole 3,000,000

CHARTER COMMUNICATIONS INC
DEL CONVERTIBLE CORPORAT
16117MAE7 2,985 2,000,000
PRN Sole 2,000,000

CHINA MED TECHNOLOGIES INC
ADR CONVERTIBLE CORPORAT
169483AA2 1,300 1,300,000
PRN Sole 1,300,000

COMPUDYNE CORP
NEW CONVERTIBLE CORPORAT
204795AA6 704 750,000
PRN Sole 750,000

CUBIST PHARMACEUTICALS INC
CONVERTIBLE CORPORAT
229678AC1 1,790 2,000,000
PRN Sole 2,000,000

CURAGEN CORP
CONVERTIBLE CORPORAT
23126RAE1 1,673 2,000,000
PRN Sole 2,000,000

DECODE GENETICS INC
CONVERTIBLE CORPORAT
243586AB0 1,420 2,000,000
PRN Sole 2,000,000

DST SYSTEMS INC-DEL
CONVERTIBLE CORPORAT
233326AD9 2,968 2,000,000
PRN Sole 2,000,000

EARTHLINK INC
CONVERTIBLE CORPORAT
270321AA0 3,229 3,000,000
PRN Sole 3,000,000

EDGE PETROLEUM CORPORATION
CONVERTIBLE PREFERRE
279862205 2,417 45,000
SH Sole 45,000

EDO CORP
CONVERTIBLE CORPORAT
281347AE4 1,898 2,000,000
PRN Sole 2,000,000

EMCORE CORP
CONVERTIBLE CORPORAT
290846AC8 2,347 2,500,000
PRN Sole 2,500,000

EMPIRE RESORTS INC
CONVERTIBLE CORPORAT
292052AB3 1,371 1,500,000
PRN Sole 1,500,000

FIRST POTOMAC RLTY TR
CONVERTIBLE CORPORAT
33612BAA4 2,250 2,250,000
PRN Sole 2,250,000

FORD MTR CO DEL
CONVERTIBLE SUB NOTE
345370CF5 3,446 3,000,000
PRN Sole 3,000,000

FRONTIER AIRLINES INC
NEW CONVERTIBLE CORPORAT
359065AA7 1,447 1,475,000
PRN Sole 1,475,000

GREY WOLF INC
CONVERTIBLE CORPORAT
397888AD0 2,308 2,000,000
PRN Sole 2,000,000

HEADWATERS INC
CONVERTIBLE CORPORAT
42210PAA0 620 600,000
PRN Sole 600,000

HEADWATERS INC
CONVERTIBLE SUB NOTE
42210PAB8 1,757 1,700,000
PRN Sole 1,700,000

HILTON HOTELS CORP
CONVERTIBLE CORPORAT
432848AZ2 4,778 3,000,000
PRN Sole 3,000,000

INCYTE PHARMACEUTICALS INC
CONVERTIBLE CORPORAT
45337CAE2 3,555 4,000,000
PRN Sole 4,000,000

INCYTE PHARMACEUTICALS INC
CONVERTIBLE CORPORAT
45337CAG7 1,775 2,000,000
PRN Sole 2,000,000

INVITROGEN CORP
CONVERTIBLE CORPORAT
46185RAL4 951 1,000,000
PRN Sole 1,000,000

INVITROGEN CORP
CONVERTIBLE CORPORAT
46185RAM2 476 500,000
PRN Sole 500,000

ISIS PHARMACEUTICALS INC
CONVERTIBLE CORPORAT
464337AD6 2,075 2,000,000
PRN Sole 2,000,000

K2 INC
CONVERTIBLE CORPORAT
482732AB0 684 640,000
PRN Sole 640,000

LECROY CORP
CONVERTIBLE CORPORAT
52324WAA7 2,456 2,500,000
PRN Sole 2,500,000

LEVEL 3 COMMUNICATIONS INC
CONVERTIBLE CORPORAT
52729NBK5 4,009 3,000,000
PRN Sole 3,000,000

LITHIA MOTORS INC-CL A
CONVERTIBLE CORPORAT
536797AB9 960 1,000,000
PRN Sole 1,000,000

MACROVISION CORP
CONVERTIBLE CORPORAT
555904AA9 1,133 1,000,000
PRN Sole 1,000,000

MANNKIND CORP
CONVERTIBLE CORPORAT
56400PAA0 1,543 1,500,000
PRN Sole 1,500,000

MERIX CORP
CONVERTIBLE CORPORAT
590049AA0 1,778 2,000,000
PRN Sole 2,000,000

MILLIPORE CORP
CONVERTIBLE CORPORAT
601073AD1 2,080 2,000,000
PRN Sole 2,000,000

MOTIENT CORPORATION
MISCELLANEOUS EQUITI
619908601 1,600 2,000
SH Sole 2,000

NEKTAR THERAPEUTICS
CONVERTIBLE CORPORAT
640268AG3 1,915 2,000,000
PRN Sole 2,000,000

NPS PHARMACEUTICALS INC
CONVERTIBLE CORPORAT
62936PAB9 1,983 2,200,000
PRN Sole 2,200,000

ON SEMICONDUCTOR
CONVERTIBLE CORPORAT
682189AC9 1,346 1,000,000
PRN Sole 1,000,000

PRIDE INTL INC
DEL CONVERTIBLE SUB NOTE
74153QAD4 2,368 2,000,000
PRN Sole 2,000,000

QUANTUM CORP
CONVERTIBLE CORPORAT
747906AE5 2,730 3,000,000
PRN Sole 3,000,000

SCHOOL SPECIALTY INC
CONVERTIBLE CORPORAT
807863AE5 1,070 1,000,000
PRN Sole 1,000,000

TRINITY INDS INC
CONVERTIBLE CORPORAT
896522AF6 4,528 4,500,000
PRN Sole 4,500,000

VECTOR GROUP LTD
CONVERTIBLE CORPORAT
92240MAD0 746 590,000
PRN Sole 590,000

VECTOR GROUP LTD
CONVERTIBLE CORPORAT
92240MAJ7 591 500,000
PRN Sole 500,000

Rows - 48
Number of other managers - 0